                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-8644

                            Variable Insurance Funds
               (Exact name of registrant as specified in charter)

                    3435 Stelzer Road, Columbus, Ohio 43219
              (Address of principal executive offices) (Zip code)

    BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-766-3960

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

                                                             SHARES      VALUE
                                                            -------   ----------
COMMON STOCKS - 77.6%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc. *                          173   $    1,654
Omnicom Group, Inc.                                              66        5,494
                                                                      ----------
                                                                           7,148
                                                                      ----------
AEROSPACE & DEFENSE - 1.5%
Boeing Co.                                                      284       22,132
General Dynamics Corp.                                          152        9,725
Lockheed Martin Corp.                                           161       12,096
Northrop Grumman Corp.                                          134        9,151
Raytheon Co.                                                    167        7,655
Rockwell Collins, Inc.                                           66        3,719
United Technologies Corp.                                       364       21,101
                                                                      ----------
                                                                          85,579
                                                                      ----------
AGRICULTURAL OPERATIONS - 0.3%
Archer-Daniels-Midland Co.                                      259        8,716
Monsanto Co.                                                     95        8,051
                                                                      ----------
                                                                          16,767
                                                                      ----------
AIRLINES - 0.1%
Southwest Airlines Co.                                          303        5,451
                                                                      ----------
APPAREL/FOOTWEAR - 0.5%
Coach, Inc. *                                                   139        4,807
Gap, Inc.                                                       336        6,276
Jones Apparel Group, Inc.                                        56        1,981
Limited Brands, Inc.                                            162        3,963
Liz Claiborne, Inc.                                              44        1,803
Nike, Inc. - Class B                                            100        8,510
V.F. Corp.                                                       38        2,162
                                                                      ----------
                                                                          29,502
                                                                      ----------
AUTOMOTIVE - 0.5%
AutoNation, Inc. *                                              116        2,500
AutoZone, Inc. *                                                 27        2,692
Ford Motor Co.                                                  743        5,914
General Motors Corp.                                            227        4,828
Genuine Parts Co.                                                70        3,068
Johnson Controls, Inc.                                           75        5,695
PACCAR, Inc.                                                     63        4,440
                                                                      ----------
                                                                          29,137
                                                                      ----------
BANKS - 8.0%
AmSouth Bancorporation                                          146        3,949
Bank of America Corp.                                         1,762       80,241
Bank of New York Company, Inc.                                  296       10,668
BB&T Corp.                                                      219        8,585
Citigroup, Inc.                                               1,985       93,771
Comerica, Inc.                                                   72        4,174
Fifth Third Bankcorp                                            238        9,368
JPMorgan Chase & Co.                                          1,351       56,256
KeyCorp                                                         160        5,888
M&T Bank Corp.                                                   48        5,479
Marshall & Ilsley Corp.                                         100        4,358
Mellon Financial Corp.                                          167        5,945
National City Corp.                                             263        9,179

North Fork Bancorporation, Inc.                                 199        5,737
Northern Trust Corp.                                             95        4,988
PNC Financial Services Group, Inc.                              116        7,808
Regions Financial Corp.                                         188        6,612
State Street Corp.                                              139        8,400
SunTrust Banks, Inc.                                            140       10,186
Synovus Financial Corp.                                         134        3,630
U.S. Bancorp                                                    714       21,777
Wachovia Corp.                                                  626       35,087
Wells Fargo & Co.                                               650       41,516
                                                                      ----------
                                                                         443,602
                                                                      ----------
BIOTECHNOLOGY - 1.2%
Amgen, Inc. *                                                   482       35,066
Biogen Idec, Inc. *                                             201        9,467
Chiron Corp. *                                                   75        3,436
Genzyme Corp. *                                                  98        6,588
Gilead Sciences, Inc. *                                         161       10,017
MedImmune, Inc. *                                                99        3,621
                                                                      ----------
                                                                          68,195
                                                                      ----------
BREWERY - 0.4%
Anheuser-Busch Companies, Inc.                                  313       13,387
Molson Coors Brewing Co.                                        111        7,617
                                                                      ----------
                                                                          21,004
                                                                      ----------
BROKERAGE SERVICES - 2.0%
Bear Stearns Companies, Inc.                                     44        6,103
Charles Schwab Corp.                                            562        9,672
Goldman Sachs Group, Inc.                                       178       27,939
Lehman Brothers Holdings, Inc.                                  103       14,887
Merrill Lynch & Company, Inc.                                   355       27,959
Morgan Stanley                                                  415       26,070
                                                                      ----------
                                                                         112,630
                                                                      ----------
BUILDING MATERIALS - 0.2%
American Standard Companies, Inc.                                75        3,215
Masco Corp.                                                     187        6,075
Vulcan Materials Co.                                             38        3,293
                                                                      ----------
                                                                          12,583
                                                                      ----------
CASINO SERVICES - 0.1%
Harrah's Entertainment, Inc.                                     39        3,040
International Game Technology, Inc.                             142        5,002
                                                                      ----------
                                                                           8,042
                                                                      ----------
CHEMICALS - 0.8%
Dow Chemical Co.                                                326       13,235
E.I. du Pont de Nemours & Co.                                   334       14,097
Eastman Chemical Co.                                             32        1,638
Ecolab, Inc.                                                    109        4,164
International Flavors & Fragrances, Inc.                         46        1,579
PPG Industries, Inc.                                             66        4,181
Rohm & Haas Co.                                                  80        3,910
Sigma-Aldrich Corp.                                              30        1,974
Tronox, Inc. - Class B *                                         11          185
                                                                      ----------
                                                                          44,963
                                                                      ----------
COMMERCIAL SERVICES - 0.4%
Cendant Corp.                                                   417        7,235
Cintas Corp.                                                     71        3,026
Moody's Corp.                                                   109        7,789
Paychex, Inc.                                                   133        5,541
                                                                      ----------
                                                                          23,591
                                                                      ----------
COMPUTER SOFTWARE & SERVICES - 3.6%

Adobe Systems, Inc.                                             158        5,517
Affiliated Computer Services, Inc. *                             51        3,043
Autodesk, Inc. *                                                 91        3,505
Automatic Data Processing, Inc.                                 224       10,232
CA, Inc.                                                        231        6,286
Electronic Arts, Inc. *                                         115        6,293
First Data Corp.                                                304       14,233
Fiserv, Inc. *                                                   79        3,361
Intuit, Inc. *                                                   70        3,723
Mercury Interactive Corp. *                                      36        1,253
Microsoft Corp.                                               4,220      114,827
Oracle Corp. *                                                1,990       27,243
                                                                      ----------
                                                                         199,516
                                                                      ----------
COMPUTERS & PERIPHERALS - 4.1%
Apple Computer, Inc. *                                          272       17,060
Cisco Systems, Inc. *                                         2,487       53,893
Computer Sciences Corp. *                                        84        4,666
Dell, Inc. *                                                    954       28,391
Electronic Data Systems Corp.                                   203        5,446
EMC Corp. *                                                     904       12,322
Hewlett-Packard Co.                                           1,082       35,598
IBM Corp.                                                       626       51,626
Lexmark International, Inc. - Class A *                          54        2,451
NCR Corp. *                                                      68        2,842
Network Appliance, Inc. *                                       145        5,224
Sun Microsystems, Inc. *                                      1,307        6,705
Symbol Technologies, Inc.                                       116        1,227
                                                                      ----------
                                                                         227,451
                                                                      ----------
CONSUMER PRODUCTS - 1.9%
Avon Products, Inc.                                             191        5,953
Colgate-Palmolive Co.                                           202       11,534
Fortune Brands, Inc.                                             58        4,677
Kimberly-Clark Corp.                                            187       10,809
Newell Rubbermaid, Inc.                                         103        2,595
Procter & Gamble Co.                                          1,260       72,601
                                                                      ----------
                                                                         108,169
                                                                      ----------
CONTAINERS - 0.1%
Ball Corp.                                                       43        1,885
Sealed Air Corp.                                                 35        2,025
                                                                      ----------
                                                                           3,910
                                                                      ----------
CRUISE LINES - 0.2%
Carnival Corp.                                                  249       11,795
                                                                      ----------
DIVERSIFIED MANUFACTURING OPERATIONS - 4.3%
3M Co.                                                          290       21,950
Cooper Industries Ltd. - Class A                                 38        3,302
Danaher Corp.                                                   116        7,372
Dover Corp.                                                      79        3,836
Eaton Corp.                                                      55        4,013
General Electric Co.                                          3,979      138,390
Honeywell International, Inc.                                   305       13,045
Illinois Tool Works, Inc.                                       106       10,209
Ingersoll-Rand Company Ltd. - Class A                           113        4,722
ITT Industries, Inc.                                             70        3,935
Leggett & Platt, Inc.                                            80        1,950
Parker Hannifin Corp.                                            46        3,708
Textron, Inc.                                                    49        4,576
Tyco International Ltd.                                         759       20,402
                                                                      ----------
                                                                         241,410
                                                                      ----------

ELECTRONICS - 0.7%
Agilent Technologies, Inc. *                                    177        6,646
Emerson Electric Co.                                            165       13,800
Jabil Circuit, Inc. *                                            70        3,000
L-3 Communications Holdings, Inc.                                43        3,689
Molex, Inc.                                                      87        2,888
Rockwell Automation, Inc.                                        72        5,178
Sanmina-SCI Corp. *                                             250        1,025
Solectron Corp. *                                               367        1,468
W.W. Grainger, Inc.                                              35        2,637
                                                                      ----------
                                                                          40,331
                                                                      ----------
FINANCIAL SERVICES - 2.2%
AMBAC Financial Group, Inc.                                      47        3,741
American Express Co.                                            485       25,487
Ameriprise Financial, Inc.                                       87        3,920
Capital One Financial Corp.                                      96        7,730
CIT Group, Inc.                                                  91        4,870
Countrywide Financial Corp.                                     247        9,065
Fannie Mae                                                      412       21,177
Franklin Resources, Inc.                                         92        8,670
Freddie Mac                                                     278       16,958
H&R Block, Inc.                                                 113        2,446
MBIA, Inc.                                                       63        3,788
SLM Corp.                                                       175        9,090
T. Rowe Price Group, Inc.                                        52        4,067
                                                                      ----------
                                                                         121,009
                                                                      ----------
FOOD & BEVERAGES - 2.2%
Campbell Soup Co.                                               178        5,767
Coca-Cola Co.                                                   863       36,134
Coca-Cola Enterprises, Inc.                                     194        3,946
ConAgra Foods, Inc.                                             209        4,485
General Mills, Inc.                                             150        7,602
H.J. Heinz Co.                                                  146        5,536
Hershey Foods Corp.                                              91        4,753
Kellogg Co.                                                     169        7,443
PepsiCo, Inc.                                                   632       36,523
Sara Lee Corp.                                                  334        5,972
Wm. Wrigley Jr. Co.                                              91        5,824
                                                                      ----------
                                                                         123,985
                                                                      ----------
FOOD DISTRIBUTORS, SUPERMARKETS & WHOLESALERS - 0.3%
Kroger Co. *                                                    283        5,762
Safeway, Inc.                                                   207        5,200
Sysco Corp.                                                     251        8,044
                                                                      ----------
                                                                          19,006
                                                                      ----------
FOREST PRODUCTS & PAPER - 0.3%
International Paper Co.                                         190        6,568
MeadWestvaco Corp.                                               71        1,939
Temple Inland, Inc.                                              35        1,559
Weyerhaeuser Co.                                                 88        6,374
                                                                      ----------
                                                                          16,440
                                                                      ----------
HEALTH CARE - 1.4%
Aetna, Inc.                                                     180        8,845
Caremark Rx, Inc. *                                             173        8,508
Express Scripts, Inc. *                                          56        4,922
Humana, Inc. *                                                   70        3,686
McKesson Corp.                                                  108        5,630
Medco Health Solutions, Inc. *                                  105        6,008
UnitedHealth Group, Inc.                                        457       25,529

WellPoint, Inc. *                                               215       16,647
                                                                      ----------
                                                                          79,775
                                                                      ----------
HOMEBUILDERS - 0.2%
Centex Corp.                                                     48        2,976
KB Home                                                          35        2,274
Pulte Homes, Inc.                                                86        3,304
                                                                      ----------
                                                                           8,554
                                                                      ----------
HOSPITALS - 0.2%
HCA, Inc.                                                       150        6,868
Health Management Associates, Inc. - Class A                    103        2,222
                                                                      ----------
                                                                           9,090
                                                                      ----------
HOTELS & MOTELS - 0.3%
Hilton Hotels Corp.                                             161        4,099
Marriott International, Inc. - Class A                           84        5,763
Starwood Hotels & Resorts Worldwide, Inc.                        80        5,418
                                                                      ----------
                                                                          15,280
                                                                      ----------
HOUSEHOLD APPLIANCES - 0.0%
Whirlpool Corp.                                                  29        2,653
                                                                      ----------
INDUSTRIAL GASES - 0.2%
Air Products & Chemicals, Inc.                                   80        5,375
Praxair, Inc.                                                   121        6,673
                                                                      ----------
                                                                          12,048
INSTRUMENTS - SCIENTIFIC - 0.1%
Fisher Scientific International, Inc. *                          52        3,539
Waters Corp. *                                                   48        2,071
                                                                      ----------
                                                                           5,610
                                                                      ----------
INSURANCE - 3.5%
ACE Ltd.                                                        108        5,617
AFLAC, Inc.                                                     203        9,161
Allstate Corp.                                                  251       13,080
American International Group, Inc.                              990       65,428
Aon Corp.                                                       137        5,687
Chubb Corp.                                                      72        6,872
CIGNA Corp.                                                      48        6,270
Cincinnati Financial Corp.                                       75        3,155
Hartford Financial Services Group, Inc.                         107        8,619
Lincoln National Corp.                                           70        3,821
Loews Corp.                                                      67        6,780
Marsh & McLennan Companies, Inc.                                219        6,430
MetLife, Inc.                                                   281       13,592
Principal Financial Group, Inc.                                 127        6,198
Progressive Corp.                                                75        7,820
Prudential Financial, Inc.                                      186       14,101
St. Paul Travelers Companies, Inc.                              259       10,824
XL Capital Ltd. - Class A                                        55        3,526
                                                                      ----------
                                                                         196,981
                                                                      ----------
INTERNET BUSINESS SERVICES - 0.5%
eBay, Inc. *                                                    465       18,162
Symantec Corp. *                                                432        7,271
                                                                      ----------
                                                                          25,433
                                                                      ----------
MACHINERY - 0.4%
Caterpillar, Inc.                                               229       16,444
Deere & Co.                                                      96        7,589
                                                                      ----------
                                                                          24,033
                                                                      ----------
MEDICAL - DRUGS - 3.5%
Abbott Laboratories                                             578       24,548
Allergan, Inc.                                                   54        5,859
Bristol-Myers Squibb Co.                                        703       17,301

Eli Lilly & Co.                                                 415       22,950
Forest Laboratories, Inc. *                                     138        6,159
Merck & Company, Inc.                                           741       26,105
Pfizer, Inc.                                                  2,491       62,075
Schering-Plough Corp.                                           556       10,558
Wyeth                                                           482       23,387
                                                                      ----------
                                                                         198,942
                                                                      ----------
MEDICAL INFORMATION SYSTEMS - 0.0%
IMS Health, Inc.                                                 96        2,474
                                                                      ----------
MEDICAL LABS & TESTING SERVICES - 0.1%
Laboratory Corporation of America Holdings *                     58        3,392
Quest Diagnostics, Inc.                                          75        3,847
                                                                      ----------
                                                                           7,239
                                                                      ----------
MEDICAL PRODUCTS - 2.9%
AmerisourceBergen Corp.                                          88        4,248
Baxter International, Inc.                                      231        8,965
Becton Dickinson & Co.                                           95        5,850
Biomet, Inc.                                                    105        3,730
Boston Scientific Corp. *                                       375        8,644
C.R. Bard, Inc.                                                  47        3,187
Cardinal Health, Inc.                                           169       12,594
Guidant Corp.                                                   120        9,367
Johnson & Johnson                                             1,079       63,898
Medtronic, Inc.                                                 449       22,787
St. Jude Medical, Inc. *                                        146        5,986
Stryker Corp.                                                   165        7,316
Zimmer Holdings, Inc. *                                          95        6,422
                                                                      ----------
                                                                         162,994
                                                                      ----------
METALS & MINING - 0.5%
Alcoa, Inc.                                                     309        9,443
Freeport-McMoRan Copper & Gold, Inc. - Class B                   66        3,945
Newmont Mining Corp.                                            165        8,562
Phelps Dodge Corp.                                               68        5,476
                                                                      ----------
                                                                          27,426
                                                                      ----------
MOTORCYCLES - 0.1%
Harley-Davidson, Inc.                                           109        5,655
                                                                      ----------
MULTIMEDIA - 2.1%
CBS Corp. - Class B                                             334        8,009
Clear Channel Communications, Inc.                              216        6,266
Comcast Corp. - Class A *                                       794       20,771
Live Nation *                                                    27          536
News Corp. - Class A                                            966       16,045
Time Warner, Inc.                                             1,758       29,517
Univision Communications, Inc. - Class A *                      119        4,102
Viacom, Inc. - Class B *                                        334       12,959
Walt Disney Co.                                                 767       21,392
                                                                      ----------
                                                                         119,597
                                                                      ----------
NEWSPAPERS - 0.2%
Gannett Company, Inc.                                            96        5,752
Knight-Ridder, Inc.                                              34        2,149
New York Times Co. - Class A                                     63        1,595
Tribune Co.                                                     124        3,401
                                                                      ----------
                                                                          12,897
                                                                      ----------
NON-HAZARDOUS WASTE DISPOSAL - 0.1%
Waste Management, Inc.                                          216        7,625
                                                                      ----------
OFFICE EQUIPMENT & SUPPLIES - 0.4%
Acco Brands Corp. *                                              12          266
Avery Dennison Corp.                                             45        2,632

Office Depot, Inc. *                                            117        4,357
Pitney Bowes, Inc.                                               85        3,649
Staples, Inc.                                                   293        7,477
Xerox Corp. *                                                   380        5,776
                                                                      ----------
                                                                          24,157
                                                                      ----------
OIL & GAS - 6.4%
Anadarko Petroleum Corp.                                         86        8,687
Apache Corp.                                                    113        7,403
Baker Hughes, Inc.                                              126        8,618
BJ Services Co.                                                 130        4,498
Burlington Resources, Inc.                                      137       12,592
ChevronTexaco Corp.                                             844       48,928
ConocoPhillips                                                  425       26,839
Devon Energy Corp.                                              167       10,215
EOG Resources, Inc.                                              83        5,976
Exxon Mobil Corp.                                             2,036      123,912
Halliburton Co.                                                 190       13,874
Kerr-McGee Corp.                                                 54        5,156
Marathon Oil Corp.                                              113        8,607
Nabors Industries Ltd. *                                         59        4,223
Occidental Petroleum Corp.                                      125       11,581
Schlumberger Ltd.                                               199       25,187
Transocean, Inc. *                                              124        9,957
Valero Energy Corp.                                             166        9,923
XTO Energy, Inc.                                                123        5,359
                                                                      ----------
                                                                         351,535
                                                                      ----------
PAINTS & COATINGS - 0.1%
Sherwin-Williams Co.                                             59        2,917
                                                                      ----------
PHOTO EQUIPMENT & SUPPLIES - 0.1%
Eastman Kodak Co.                                               117        3,327
                                                                      ----------
PIPELINES - 0.2%
Kinder Morgan, Inc.                                              47        4,324
Williams Companies, Inc.                                        227        4,855
                                                                      ----------
                                                                           9,179
                                                                      ----------
PRINTING & PUBLISHING - 0.2%
McGraw-Hill Companies, Inc.                                     137        7,894
R.R. Donnelley & Sons Co.                                        97        3,174
                                                                      ----------
                                                                          11,068
                                                                      ----------
RAILROADS - 0.6%
Burlington Northern Santa Fe Corp.                              132       11,000
CSX Corp.                                                        83        4,963
Norfolk Southern Corp.                                          152        8,219
Union Pacific Corp.                                              95        8,868
                                                                      ----------
                                                                          33,050
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Equity Office Properties Trust                                  151        5,071
Equity Residential                                              112        5,240
Simon Property Group, Inc.                                       87        7,320
                                                                      ----------
                                                                          17,631
                                                                      ----------
RESTAURANTS - 0.6%
McDonald's Corp.                                                448       15,393
Starbucks Corp. *                                               310       11,668
Wendy's International, Inc.                                      49        3,041
Yum! Brands, Inc.                                               101        4,935
                                                                      ----------
                                                                          35,037
                                                                      ----------
RETAIL - 4.9%
Bed Bath & Beyond, Inc. *                                       124        4,762
Best Buy Company, Inc.                                          187       10,459

Costco Wholesale Corp.                                          193       10,453
CVS Corp.                                                       269        8,035
Dollar General Corp.                                            120        2,120
Family Dollar Stores, Inc.                                       68        1,809
Federated Department Stores, Inc.                                93        6,789
Home Depot, Inc.                                                846       35,786
J.C. Penney Company, Inc.                                       105        6,343
Kohl's Corp. *                                                  120        6,361
Lowe's Companies, Inc.                                          285       18,365
Nordstrom, Inc.                                                  94        3,683
RadioShack Corp.                                                 79        1,519
Sears Holding Corp. *                                           300       39,673
Target Corp.                                                    322       16,747
Tiffany & Co.                                                    60        2,252
TJX Companies, Inc.                                             190        4,716
Wal-Mart Stores, Inc.                                         1,564       73,884
Walgreen Co.                                                    378       16,303
                                                                      ----------
                                                                         270,059
                                                                      ----------
SAVINGS & LOANS - 0.5%
Golden West Financial Corp.                                     126        8,555
Sovereign Bancorp, Inc.                                         162        3,549
Washington Mutual, Inc.                                         322       13,724
                                                                      ----------
                                                                          25,828
                                                                      ----------
SCHOOLS - 0.1%
Apollo Group, Inc. - Class A *                                   75        3,938
                                                                      ----------
SEMICONDUCTORS - 2.2%
Advanced Micro Devices, Inc. *                                  152        5,040
Altera Corp. *                                                  129        2,663
Analog Devices, Inc.                                            137        5,246
Applied Materials, Inc.                                         617       10,804
Broadcom Corp. - Class A *                                      181        7,812
Freescale Semiconductor, Inc. - Class B *                       139        3,860
Intel Corp.                                                   2,169       41,970
KLA-Tencor Corp.                                                 72        3,482
Linear Technology Corp.                                         119        4,175
Maxim Integrated Products, Inc.                                 119        4,421
Micron Technology, Inc. *                                       239        3,518
National Semiconductor Corp.                                    113        3,146
Novellus Systems, Inc. *                                         50        1,200
NVIDIA Corp. *                                                   67        3,836
QLogic Corp. *                                                   70        1,355
Teradyne, Inc. *                                                 91        1,411
Texas Instruments, Inc.                                         579       18,800
Xilinx, Inc.                                                    127        3,233
                                                                      ----------
                                                                         125,972
                                                                      ----------
STAFFING - 0.1%
Robert Half International, Inc.                                  79        3,050
                                                                      ----------
STEEL - 0.1%
Nucor Corp.                                                      58        6,078
United States Steel Corp.                                        38        2,306
                                                                      ----------
                                                                           8,384
                                                                      ----------
TELECOMMUNICATIONS - 2.9%
ALLTEL Corp.                                                    113        7,317
AT&T, Inc.                                                    1,464       39,587
Avaya, Inc. *                                                   190        2,147
BellSouth Corp.                                                 708       24,532
Comverse Technology, Inc. *                                      78        1,835
Corning, Inc. *                                                 513       13,805

Lucent Technologies, Inc. *                                   1,757        5,359
Qwest Communications International, Inc. *                      811        5,515
Sprint Nextel Corp.                                           1,023       26,434
Tellabs, Inc. *                                                 202        3,212
Verizon Communications, Inc.                                  1,022       34,809
                                                                      ----------
                                                                         164,552
                                                                      ----------
TOBACCO - 1.1%
Altria Group, Inc.                                              743       52,649
Reynolds American, Inc.                                          59        6,225
UST, Inc.                                                        59        2,454
                                                                      ----------
                                                                          61,328
                                                                      ----------
TOOLS - HAND HELD - 0.1%
Black & Decker Corp.                                             32        2,780
Stanley Works                                                    39        1,976
                                                                      ----------
                                                                           4,756
                                                                      ----------
TOYS - 0.0%
Mattel, Inc.                                                    149        2,701
                                                                      ----------
TRANSPORTATION SERVICES - 0.8%
FedEx Corp.                                                     111       12,536
United Parcel Service, Inc. - Class B                           407       32,308
                                                                      ----------
                                                                          44,844
                                                                      ----------
TRAVEL SERVICES - 0.0%
Sabre Holdings Corp. - Class A                                   67        1,577
                                                                      ----------
UTILITIES - ELECTRIC - 2.3%
AES Corp. *                                                     206        3,514
Ameren Corp.                                                     75        3,737
American Electric Power Company, Inc.                           162        5,511
Cinergy Corp.                                                    76        3,451
Consolidated Edison, Inc.                                       100        4,350
Constellation Energy Group                                       67        3,666
Dominion Resources, Inc.                                        121        8,353
DTE Energy Co.                                                   67        2,686
Duke Energy Corp.                                               353       10,290
Edison International                                            119        4,900
Entergy Corp.                                                    84        5,791
Exelon Corp.                                                    249       13,171
FirstEnergy Corp.                                               124        6,064
FPL Group, Inc.                                                 130        5,218
NiSource, Inc.                                                  117        2,366
PG&E Corp.                                                      155        6,030
Pinnacle West Capital Corp.                                      34        1,329
PPL Corp.                                                       151        4,439
Progress Energy, Inc.                                           101        4,442
Public Service Enterprise Group, Inc.                            87        5,571
Southern Co.                                                    297        9,733
TECO Energy, Inc.                                                88        1,419
TXU Corp.                                                       166        7,430
Xcel Energy, Inc.                                               172        3,122
                                                                      ----------
                                                                         126,583
                                                                      ----------
UTILITIES - NATURAL GAS - 0.1%
KeySpan Corp.                                                    66        2,697
Sempra Energy                                                    85        3,950
                                                                      ----------
                                                                           6,647
                                                                      ----------
WEB PORTALS/ISP - 0.3%
Yahoo!, Inc. *                                                  555       17,904
                                                                      ----------
WIRELESS COMMUNICATIONS - 0.9%
Motorola, Inc.                                                  941       21,558
QUALCOMM, Inc.                                                  624       31,581
                                                                      ----------

                                                                          53,139
                                                                      ----------
TOTAL COMMON STOCKS (COST $4,085,950)                                  4,354,685
                                                                      ----------
SHORT-TERM INVESTMENTS - 5.0%
MONEY MARKET MUTUAL FUND - 5.0%
Huntington Money Market Fund                                281,240      281,240
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS (COST $281,240)                             281,240
                                                                      ----------

                                                          CONTRACTS      VALUE
                                                          ---------   ----------
OPTIONS - 0.2%
SPDR Trust Series 1 April Call Option expiring
   April 22, 2006 @ $133                                     350           8,750
                                                                      ----------
TOTAL OPTIONS (COST $30,275)                                               8,750
                                                                      ----------
TOTAL INVESTMENTS (COST $4,397,465) (a) - 82.8%                       $4,644,675
                                                                      ----------

Percentages indicated are based on net assets as of March 31, 2006.

(a) Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.......   $ 417,288
Unrealized depreciation.......    (170,078)
                                 ---------
Net unrealized appreciation...   $ 247,210
                                 =========

*    Represents non-income producing securities.

CALL OPTIONS WRITTEN

                                                             CONTRACTS    VALUE
                                                             ---------   -------
SPDR Trust Series 1 Call Option expiring
   April 2006 @ $132  .................................         350      $17,500
                                                                         -------
TOTAL CALL OPTIONS WRITTEN (PREMIUMS
   RECEIVED $43,225)...................................                  $17,500
                                                                         -------

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

FREE ENTERPRISE ACTION FUND
Notes to Schedule of Portfolio Investments
(Unaudited)

The following is a summary of significant accounting policies consistently followed by the Free Enterprise Action Fund in the preparation of its schedule of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States.

Securities Valuation--Portfolio securities, the principal market for which is a securities exchange, generally will be valued at the closing price on that exchange on the day of computation, or, if there have been no sales during such day, at the last sales price on any other exchange or trading system. Portfolio securities, the principal market for which is not a securities exchange, generally will be valued on the basis of the mean between the last bid and ask quotes furnished by primary market makers for those securities. For NASDAQ/NMS traded securities, market value may also be determined on the basis of the NASDAQ Official Closing Price instead of the closing price. Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The value of foreign securities may be affected significantly on a day that the New York Stock Exchange is closed and an investor is unable to purchase or redeem shares. Shares of investment companies are valued on a basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees. If a significant market event impacting the value of a portfolio security occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may not be readily available. If the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith under the general supervision of the Board of Trustees.

Securities Transactions --Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date.

Options--The Fund may purchase put and call options on securities. The Fund may write only covered call options. This means that the Fund will only write a call option on a security which it already owns. Such options must be recognized U.S. exchanges and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make an major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the purchaser the right to buy, and the writer the obligation to sell the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. A put option gives the purchaser the right to sell, and the writer the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.

Transactions in written covered call options for the period ended March 31, 2006 were as follows:

                                                      Number of   Premiums
                                                      Contracts   Received
                                                      ---------   --------
Options at beginning of period                            350     $ 44,975
Options written                                         1,080      131,780
Options terminated in closing purchase transactions      (700)     (86,450)
Options expired                                          (380)     (47,080)
Options exercised                                           0            0
                                                        -----     --------
Options outstanding at March 31, 2006                     350     $ 43,225
                                                        -----     --------

ITEM 2. CONTROLS AND PROCEDURES.

(A) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(B) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30A-3(D) UNDER THE ACT (17 CFR 270.30A-3(D))) THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Variable Insurance Funds

By (Signature and Title)* /s/ Aaron J. Masek
                          ------------------------------
                           Aaron J. Masek, Treasurer

Date May 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ R. Jeffrey Young
                          ------------------------------
                           R. Jeffrey Young, President

Date May 26, 2006


By (Signature and Title)* /s/ Aaron J. Masek
                          ------------------------------
                           Aaron J. Masek, Treasurer

Date May 26, 2006

* Print the name and title of each signing officer under his or her signature.